Segment Reporting - Information of Reportable Segments Provided to Chief Operating Decision Maker for Purposes of Resource Allocation and Assessment of Segment Performance (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total operating revenue	¥ 127,806	¥ 114,981	¥ 111,652
Profit before income tax	8,874	7,661	6,118
Profit for the year	6,898	5,898	4,818
Income tax	1,976	1,763	1,300
Interest income	89	89	253
Interest expense	2,747	2,465	2,188
Depreciation and amortization	13,162	12,619	11,845
Share of associates' results	431	509	460
Share of joint ventures' results	99	102	108
Remeasurement of the originally held equity interests in a joint venture	109
Gain on deemed disposal of a subsidiary		90
Fair value movement of derivative financial instruments	(64)
Total assets	218,718	200,442
Total liabilities	156,175	145,466
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member]
Disclosure of operating segments [line items]
Total operating revenue	127,489	114,792	111,467
Profit before income tax	8,798	7,647	6,341
Profit for the year	6,833	5,888	4,986
Income tax	1,965	1,759	1,355
Interest income	89	89	253
Interest expense	2,747	2,465	2,188
Depreciation and amortization	13,313	12,789	12,012
Impairment loss	442	130	108
Share of associates' results	420	511	462
Share of joint ventures' results	99	102	107
Remeasurement of the originally held equity interests in a joint venture	88
Gain on deemed disposal of a subsidiary		90
Fair value movement of derivative financial instruments	(64)
Non-current assets additions during the year#	32,604	29,246	24,340
Total assets	218,329	200,461
Total liabilities	156,164	145,753
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Reportable operating segments [Member] | Airline transportation operations [Member]
Disclosure of operating segments [line items]
Total operating revenue	126,236	113,591	110,181
Profit before income tax	7,708	6,471	5,480
Profit for the year	5,875	4,834	4,199
Income tax	1,833	1,637	1,281
Interest income	74	79	244
Interest expense	2,724	2,458	2,156
Depreciation and amortization	13,112	12,693	11,915
Impairment loss	440	127	105
Non-current assets additions during the year#	30,776	29,126	24,242
Total assets	208,116	192,881
Total liabilities	154,391	144,768
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Reportable operating segments [Member] | Other segments [Member]
Disclosure of operating segments [line items]
Total operating revenue	4,235	3,533	2,928
Profit before income tax	529	459	279
Profit for the year	381	337	205
Income tax	148	122	74
Interest income	15	10	9
Interest expense	23	7	32
Depreciation and amortization	201	96	97
Impairment loss	2	3	3
Non-current assets additions during the year#	1,828	120	98
Total assets	5,799	3,201
Total liabilities	2,111	1,355
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Elimination [Member]
Disclosure of operating segments [line items]
Total operating revenue	(2,982)	(2,332)	(1,642)
Total assets	(402)	(376)
Total liabilities	(402)	(370)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Unallocated [Member]
Disclosure of operating segments [line items]
Profit before income tax	561	717	582
Profit for the year	577	717	582
Income tax	(16)
Share of associates' results	420	511	462
Share of joint ventures' results	99	102	107
Remeasurement of the originally held equity interests in a joint venture	88
Gain on deemed disposal of a subsidiary		90
Fair value movement of derivative financial instruments	(64)
Total assets	4,816	4,755
Total liabilities	64
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | External customers [Member]
Disclosure of operating segments [line items]
Total operating revenue	127,489	114,792	111,467
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | External customers [Member] | Reportable operating segments [Member] | Airline transportation operations [Member]
Disclosure of operating segments [line items]
Total operating revenue	126,077	113,490	110,067
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | External customers [Member] | Reportable operating segments [Member] | Other segments [Member]
Disclosure of operating segments [line items]
Total operating revenue	1,412	1,302	1,400
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Intersegment [Member] | Reportable operating segments [Member] | Airline transportation operations [Member]
Disclosure of operating segments [line items]
Total operating revenue	159	101	114
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Intersegment [Member] | Reportable operating segments [Member] | Other segments [Member]
Disclosure of operating segments [line items]
Total operating revenue	2,823	2,231	1,528
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [Member] | Intersegment [Member] | Elimination [Member]
Disclosure of operating segments [line items]
Total operating revenue	¥ (2,982)	¥ (2,332)	¥ (1,642)